Expense Example - Class K - BlackRock GA Dynamic Equity Fund - Class K	Feb. 26, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	1,198
Expense Example, with Redemption, 5 Years	2,332
Expense Example, with Redemption, 10 Years	$ 5,116